Properties	12 Months Ended
Dec. 31, 2016
Properties
Properties text

7 – Properties

		December 31, 2016			December 31, 2015
	Depreciation		Accumulated			Accumulated
In millions	rate	Cost	depreciation	Net	Cost	depreciation	Net
Properties including capital leases
Track and roadway (1)	2%	$34,684	$7,744	$26,940	$33,941	$7,830	$26,111
Rolling stock	5%	6,493	2,521	3,972	6,216	2,362	3,854
Buildings	2%	1,851	652	1,199	1,791	624	1,167
Information technology (2)	9%	1,198	628	570	1,067	567	500
Other	4%	1,941	867	1,074	1,812	820	992
Total properties including capital leases		$46,167	$12,412	$33,755	$44,827	$12,203	$32,624

Capital leases included in properties
Track and roadway (3)		$415	$70	$345	$415	$66	$349
Rolling stock		370	138	232	748	301	447
Buildings		109	28	81	109	26	83
Other		131	30	101	122	36	86
Total capital leases included in properties		$1,025	$266	$759	$1,394	$429	$965

(1)			As at December 31, 2016, includes land of $2,446 million (2015 - $2,487 million).
(2)			During 2016, the Company capitalized costs for internally developed software of $106 million (2015 - $85 million).
(3)			As at December 31, 2016, includes right-of-way access of $108 million (2015 - $108 million).